Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
March 31, 2024
PFL-NPRT1-0524
1.814657.119
Municipal Bonds - 98.3%
	Principal Amount (a)	Value ($)
Pennsylvania - 95.8%
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (b)	12,000,000	12,395,837
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,482,793
Series 2018:
5% 3/1/33	1,570,000	1,680,180
5% 3/1/34	2,250,000	2,408,757
Series 2022 A:
5% 3/1/27	1,740,000	1,816,960
5% 3/1/31	1,105,000	1,230,292
5% 3/1/34	645,000	735,537
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	1,975,104
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	499,565
5% 7/1/27	490,000	490,743
5% 7/1/28	540,000	541,525
5% 7/1/29	710,000	712,653
5% 7/1/30	685,000	687,974
5% 7/1/35	1,885,000	1,891,300
5% 7/1/39	6,675,000	6,540,482
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/30	1,500,000	1,623,304
5% 7/15/31	1,250,000	1,350,421
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	352,888
4% 11/15/34	250,000	251,692
4% 11/15/35	200,000	201,070
5% 11/15/28	840,000	859,939
5% 11/15/29	1,625,000	1,663,004
5% 11/15/30	685,000	700,536
Series 2016 B:
4% 11/15/40	600,000	592,451
4% 11/15/47	3,605,000	3,439,817
Series 2018 A:
5% 11/15/26	1,140,000	1,185,390
5% 11/15/27	225,000	236,355
5% 11/15/28	200,000	210,430
5% 11/15/29	200,000	210,181
Chartiers Valley School District Series 2021 A, 3% 10/15/49	4,000,000	3,000,364
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,236,185
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/32	3,500,000	3,937,835
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	9,555,000	9,608,459
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2016:
5% 5/1/30	1,000,000	1,028,565
5% 5/1/31	500,000	513,979
5% 5/1/32	750,000	770,816
5% 5/1/33	2,210,000	2,270,891
5% 5/1/34	1,000,000	1,027,148
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	4,000,000	3,543,386
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,315,761
5% 6/1/35	1,000,000	1,031,515
5% 6/1/36	625,000	643,532
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	2,007,566
Series 2017, 5% 7/1/25	1,000,000	999,232
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	2,845,000	2,684,370
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	655,000	680,515
Series 2019 A, 4% 7/1/45	1,215,000	996,118
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	202,352
Series 2020:
4% 7/15/45	1,520,000	1,406,045
5% 7/15/31	1,030,000	1,080,390
5% 7/15/34	1,000,000	1,046,149
5% 7/15/36	1,400,000	1,453,602
5% 7/15/39	1,160,000	1,191,587
East Lycoming School District Series 2021, 3% 9/15/35	700,000	650,425
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	1,961,460
Haverford Township School District Series 2021 A, 2% 3/15/32	1,035,000	899,419
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	593,141
5% 11/1/25	665,000	678,218
5% 11/1/27	1,105,000	1,162,307
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/34	1,000,000	1,041,134
5% 8/15/36	1,000,000	1,036,120
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	4,000,000	4,394,436
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,135,825
Series 2021 A, 4% 11/1/51	4,000,000	3,397,830
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/49	5,000,000	4,680,545
5% 7/1/36	2,905,000	3,116,173
5% 7/1/44	5,000,000	5,202,586
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,769,057
Monroeville Fin. Auth. UPMC Rev. Series 2023 C:
5% 5/15/36	280,000	317,437
5% 5/15/37	330,000	369,541
5% 5/15/38	390,000	430,173
5% 5/15/39	250,000	273,693
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/24	335,000	333,385
5% 10/1/25	750,000	743,480
5% 10/1/26	1,000,000	989,382
5% 10/1/27	1,000,000	987,185
Series 2016 A, 5% 10/1/40	4,000,000	3,778,598
Series 2018 A, 5% 9/1/26	1,500,000	1,545,768
Series 2019:
4% 9/1/34	2,500,000	2,526,456
4% 9/1/35	1,400,000	1,412,487
4% 9/1/36	1,200,000	1,210,257
4% 9/1/37	1,000,000	1,007,093
Montgomery County Indl. Dev. Auth. Series 2017, 5% 12/1/36	2,670,000	2,800,328
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	4,500,000	4,040,162
Parkland School District Series 2021 C, 3% 2/1/35	665,000	662,786
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/29	300,000	323,414
5% 7/1/30	375,000	404,131
5% 7/1/31	425,000	457,475
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2:
5% 5/15/36	400,000	456,363
5% 5/15/37	500,000	564,297
5% 5/15/38	500,000	557,048
5% 5/15/39	620,000	687,090
Series 2023 B:
5% 5/15/36	450,000	513,408
5% 5/15/37	425,000	479,652
5% 5/15/38	575,000	640,606
5% 5/15/39	800,000	886,568
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living project) Series 2023 B1, 4.5% 7/1/35	2,910,000	3,028,324
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	10,845,000	11,025,356
Pennsylvania Gen. Oblig.:
Series 2016, 3% 9/15/35	315,000	303,384
Series 2020, 2% 5/1/39	500,000	363,699
Series 2021:
2% 5/15/37	1,060,000	826,135
2% 5/15/38	4,825,000	3,636,004
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2023 A:
5% 6/1/29 (b)	2,965,000	3,124,899
5% 6/1/30 (b)	2,895,000	3,075,686
5% 6/1/31 (b)	4,450,000	4,763,985
5% 6/1/32 (b)	5,200,000	5,581,470
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,041,438
Series 2016, 5% 5/1/33	2,200,000	2,245,896
Series 2019 A:
4% 3/1/37	1,150,000	1,171,429
5% 3/1/36	1,000,000	1,077,067
5% 3/1/38	1,055,000	1,115,416
5% 3/1/39	1,000,000	1,051,216
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	880,000	874,257
Series 2019 131, 3.5% 4/1/49	2,485,000	2,451,463
Series 2020 13 2A, 3.5% 4/1/51	1,175,000	1,158,517
Series 2020 133:
5% 10/1/24	850,000	854,152
5% 10/1/27	650,000	688,265
5% 10/1/28	950,000	1,022,820
5% 4/1/29	100,000	108,017
5% 10/1/29	450,000	490,175
Series 2021 134B:
5% 4/1/24 (b)	1,255,000	1,255,000
5% 10/1/24 (b)	1,000,000	1,002,685
5% 10/1/25 (b)	370,000	374,717
5% 4/1/26 (b)	995,000	1,013,250
5% 10/1/26 (b)	1,500,000	1,533,860
Series 2021 135B:
5% 4/1/29 (b)	2,400,000	2,526,733
5% 10/1/29 (b)	2,410,000	2,554,074
Series 2021 137:
2.45% 10/1/41	1,305,000	989,512
5% 4/1/24	225,000	225,000
5% 10/1/24	265,000	266,295
5% 4/1/25	200,000	202,537
5% 10/1/25	220,000	224,569
5% 4/1/26	240,000	247,144
5% 10/1/26	280,000	290,976
5% 4/1/27	225,000	236,048
5% 10/1/27	225,000	238,246
5% 4/1/28	250,000	266,782
5% 10/1/28	260,000	279,930
5% 4/1/29	310,000	334,853
5% 10/1/29	365,000	397,586
Series 2023 142A:
4.5% 10/1/38	5,925,000	6,115,847
5% 10/1/43	2,000,000	2,089,939
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2015 B, 3.8% 10/1/35	1,080,000	1,081,880
Series 2016 121, 2.8% 10/1/31	350,000	327,681
Series 2017 125B, 3.65% 10/1/42	620,000	575,240
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2, 5% 12/1/25	335,000	338,354
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,271,845
Series 2013 A2:
5% 12/1/28	500,000	526,532
5% 12/1/38	2,500,000	2,670,155
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	5,763,903
Series 2019 A, 5% 12/1/37	5,815,000	6,365,918
Series 2020 B, 5% 12/1/50	5,000,000	5,306,673
Series 2021 A:
4% 12/1/44	4,000,000	3,979,250
4% 12/1/45	4,000,000	3,952,726
4% 12/1/50	2,000,000	1,907,248
Series 2021 B:
4% 12/1/40	1,000,000	1,017,682
4% 12/1/41	1,000,000	1,012,914
4% 12/1/42	1,500,000	1,503,505
5% 12/1/46	2,000,000	2,145,089
Series 2024, 5% 12/1/43	4,615,000	5,070,814
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	362,653
Series 2017 B:
5% 7/1/31 (b)	1,000,000	1,043,645
5% 7/1/33 (b)	2,250,000	2,347,306
5% 7/1/37 (b)	5,065,000	5,237,421
5% 7/1/47 (b)	3,035,000	3,079,237
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,052,341
Series 2020 A, 4% 11/1/45	3,825,000	3,531,001
Series 2020 C:
4% 11/1/35	1,750,000	1,765,137
4% 11/1/36	1,500,000	1,508,196
4% 11/1/37	1,255,000	1,252,875
4% 11/1/38	1,000,000	989,564
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	9,377,457
Series 2015 13, 5% 8/1/31	1,100,000	1,117,649
Series 2016 14:
5% 10/1/33	1,500,000	1,548,356
5% 10/1/34	500,000	515,395
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,594,636
Series 2019 B:
5% 2/1/38	3,000,000	3,239,850
5% 2/1/39	7,600,000	8,175,291
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,335,787
5% 9/1/30	1,000,000	1,067,328
5% 9/1/33	1,000,000	1,065,778
Series 2019 A:
4% 9/1/37	2,100,000	2,126,667
4% 9/1/38	2,300,000	2,318,254
4% 9/1/39	2,000,000	2,011,880
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2020, 5% 10/1/40	3,195,000	3,497,286
Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,646,699
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/32	500,000	527,502
5% 12/15/33	500,000	527,673
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,816,964
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,063,448
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	411,639
Reading School District Series 2017, 5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,046,407
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,052,186
5% 12/1/27	1,480,000	1,518,068
5% 12/1/29	1,000,000	1,027,629
State Pub. School Bldg. Auth. Delaware County Cmnty. College Proj. Series 2023:
5% 10/1/37 (Build America Mutual Assurance Insured)	530,000	574,049
5% 10/1/38 (Build America Mutual Assurance Insured)	600,000	644,445
5.25% 10/1/44 (Build America Mutual Assurance Insured)	1,100,000	1,167,576
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	1,026,228
5% 1/1/38 (b)	1,125,000	1,144,265
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,144,025
West Mifflin Area School District Series 2016, 5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,443,056
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/26	1,000,000	997,023
4% 7/1/37	1,400,000	1,301,172
5% 7/1/27	200,000	205,611
5% 7/1/28	1,130,000	1,171,080
5% 7/1/29	500,000	521,451
5% 7/1/30	1,000,000	1,047,315
TOTAL PENNSYLVANIA		382,509,044
Pennsylvania, New Jersey - 0.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,085,251
5% 1/1/38	1,300,000	1,409,451
5% 1/1/39	1,000,000	1,081,600
TOTAL PENNSYLVANIA, NEW JERSEY		3,576,302
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	1,155,000	1,210,821
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	803,916
5.625% 7/1/27	145,000	154,188
5.625% 7/1/29	440,000	481,350
5.75% 7/1/31	1,045,000	1,177,196
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,155,000	871,952
Series 2019 A2, 4.329% 7/1/40	1,455,000	1,455,419
TOTAL PUERTO RICO		6,154,842
TOTAL MUNICIPAL BONDS (Cost $402,734,839)		392,240,188

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (f)(g) (Cost $2,790,099)	2,789,436	2,790,273

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $405,524,938)	395,030,461
NET OTHER ASSETS (LIABILITIES) - 1.0%	4,171,879
NET ASSETS - 100.0%	399,202,340

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,210,821 or 0.3% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	3,849,000	11,450,348	12,509,641	24,175	392	174	2,790,273	0.1%
Total	3,849,000	11,450,348	12,509,641	24,175	392	174	2,790,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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